UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [   ];  Amendment Number:
This Amendment  (Check only one.):  [   ]  is a restatement.
				     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Nelson, Benson, & Zellmer, Inc.
Address: 	3200 Cherry Creek South Drive
Suite 730
Denver, CO  80209

13F File Number:   28-1360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas Herrington
Title:		Senior Vice President
Phone:		303-778-6800
Signature, Place, and Date of Signing:

	Thomas Herrington	Denver, Colorado	October 25, 1999

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	104

Form 13F Information Table Value Total:	97297



List of Other included Managers:

  No. 	13F File Number		Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COM              00130H105      513     8700 SH       SOLE                     8700
                                                              1624    27525 SH       DEFINED                 27525
Abbott Laboratories, Inc.      COM              002824100      101     2750 SH       SOLE                     2750
                                                              1672    45585 SH       DEFINED                 45585
Alltel Corp.                   COM              020039103      296     4200 SH       DEFINED                  4200
American Home Products         COM              026609107     1104    26600 SH       DEFINED                 26600
American Int'l Group, Inc.     COM              026874107      149     1718 SH       SOLE                     1718
                                                              2126    24457 SH       DEFINED                 24457
Anheuser Busch Cos.            COM              035229103      645     9200 SH       DEFINED                  9200
Apple Computer Inc.            COM              037833100      285     4500 SH       DEFINED                  4500
Automatic Data Processing      COM              053015103      325     7272 SH       DEFINED                  7272
BP Amoco PLC - Spons Adr       COM              055622104      230     2078 SH       SOLE                     2078
                                                              1789    16145 SH       DEFINED                 16145
Bell Atlantic Corp.            COM              077853109      404     6000 SH       SOLE                     6000
                                                               175     2604 SH       DEFINED                  2604
Bellsouth Corp.                COM              079860102      427     9500 SH       SOLE                     9500
                                                              1715    38116 SH       DEFINED                 38116
Boston Scientific Corporation  COM              101137107       71     2850 SH       SOLE                     2850
                                                               803    32460 SH       DEFINED                 32460
Bristol-Myers Squibb Co.       COM              110122108      391     5800 SH       SOLE                     5800
                                                               142     2100 SH       DEFINED                  2100
Burlington Resources, Inc.     COM              122014103      470    12800 SH       SOLE                    12800
                                                              1661    45200 SH       DEFINED                 45200
CBS Corp.                      COM              12490K107      250     5400 SH       DEFINED                  5400
Cablevision Sys Corp-Cl A      COM              12686C109      306     4200 SH       DEFINED                  4200
Cardinal Health, Inc.          COM              14149Y108      368     6746 SH       SOLE                     6746
                                                              1550    28449 SH       DEFINED                 28449
Ceridian Corp.                 COM              15677T106       60     2400 SH       SOLE                     2400
                                                              1559    62680 SH       DEFINED                 62680
Chevron Corp.                  COM              166751107      266     3000 SH       SOLE                     3000
                                                               513     5775 SH       DEFINED                  5775
Citigroup Inc.                 COM              172967101      614    13950 SH       SOLE                    13950
                                                              2523    57350 SH       DEFINED                 57350
Computer Sciences Corp.        COM              205363104      612     8700 SH       SOLE                     8700
                                                              2846    40475 SH       DEFINED                 40475
Conoco Inc. Class A.           COM              208251306      642    23150 SH       SOLE                    23150
                                                              2640    95125 SH       DEFINED                 95125
Dover Corp.                    COM              260003108      327     8000 SH       DEFINED                  8000
Electronic Data Systems Corp.  COM              285661104      633    11950 SH       SOLE                    11950
                                                              2995    56585 SH       DEFINED                 56585
Exxon Corp.                    COM              302290101      540     7100 SH       SOLE                     7100
                                                              1543    20302 SH       DEFINED                 20302
FPL Group Inc                  COM              302571104      201     4000 SH       SOLE                     4000
General Electric Co.           COM              369604103      545     4600 SH       SOLE                     4600
                                                              7218    60883 SH       DEFINED                 60883
H. J. Heinz Co.                COM              423074103      387     9000 SH       SOLE                     9000
Health Management Associates   COM              421933102        5      600 SH       SOLE                      600
                                                               699    90250 SH       DEFINED                 90250
Hewlett Packard Co.            COM              428236103      390     4300 SH       SOLE                     4300
                                                               836     9210 SH       DEFINED                  9210
Home Depot, Inc.               COM              437076102      965    14067 SH       DEFINED                 14067
International Business Machine COM              459200101      776     6411 SH       DEFINED                  6411
Interpublic Group Cos., Inc.   COM              460690100     1550    37680 SH       DEFINED                 37680
Johnson & Johnson              COM              478160104      220     2400 SH       SOLE                     2400
                                                              3082    33550 SH       DEFINED                 33550
Lucent Technologies            COM              549463107      470     7240 SH       DEFINED                  7240
MBNA Corp.                     COM              55262L100      212     9277 SH       SOLE                     9277
                                                              2579   113034 SH       DEFINED                113034
MCI Worldcom Inc.              COM              55268b106       22      300 SH       SOLE                      300
                                                              1085    15100 SH       DEFINED                 15100
Marsh & Mclennan Cos.          COM              571748102      627     9150 SH       SOLE                     9150
                                                              2577    37625 SH       DEFINED                 37625
Merck & Co.                    COM              589331107      185     2850 SH       SOLE                     2850
                                                              1342    20710 SH       DEFINED                 20710
Microsoft Corp.                COM              594918104      290     3200 SH       DEFINED                  3200
Mobil Corp.                    COM              607059102      101     1000 SH       SOLE                     1000
                                                               126     1250 SH       DEFINED                  1250
Motorola, Inc.                 COM              620076109      277     3150 SH       DEFINED                  3150
Northern Telecom Ltd.          COM              665815106      265     5200 SH       DEFINED                  5200
Northern Trust Corp.           COM              665859104      493     5900 SH       SOLE                     5900
                                                              1760    21075 SH       DEFINED                 21075
Omnicom Group, Inc.            COM              681919106      127     1600 SH       SOLE                     1600
                                                              2857    36085 SH       DEFINED                 36085
Pepsico, Inc.                  COM              713448108      570    18700 SH       SOLE                    18700
                                                              2207    72350 SH       DEFINED                 72350
Procter & Gamble Co.           COM              742718109      600     6400 SH       SOLE                     6400
                                                              3787    40390 SH       DEFINED                 40390
SBC Communications, Inc.       COM              78387G103      467     9150 SH       SOLE                     9150
                                                               910    17820 SH       DEFINED                 17820
Safeway Inc New                COM              786514208      430    11300 SH       SOLE                    11300
                                                              2110    55430 SH       DEFINED                 55430
Schlumberger Ltd               COM              806857108       93     1500 SH       SOLE                     1500
                                                               794    12750 SH       DEFINED                 12750
Solectron Corp.                COM              834182107      115     1600 SH       SOLE                     1600
                                                               501     6980 SH       DEFINED                  6980
Sprint Corp. (FON)             COM              852061100      255     4700 SH       DEFINED                  4700
St. Mary Ld & Expl Co Com      COM                             811    31030 SH       DEFINED                 31030
State Street Boston Corp.      COM              857477103      207     3200 SH       SOLE                     3200
                                                              1950    30175 SH       DEFINED                 30175
Supervalu, Inc.                COM              868536103      245    11100 SH       DEFINED                 11100
Tennant Co.                    COM              880345103     4550   134306 SH       DEFINED                134306
Texaco, Inc.                   COM              881694103      252     4000 SH       SOLE                     4000
Texas Utilities Company        COM              882848104      261     7000 SH       SOLE                     7000
                                                                25      660 SH       DEFINED                   660
Time Warner, Inc.              COM              887315109      231     3800 SH       DEFINED                  3800
Walgreen Co.                   COM              931422109      183     7200 SH       SOLE                     7200
                                                              3671   144670 SH       DEFINED                144670
Walt Disney Co.                COM              254687106       17      660 SH       SOLE                      660
                                                               309    11875 SH       DEFINED                 11875
Warner-Lambert Co.             COM              934488107      199     3000 SH       SOLE                     3000
                                                               282     4245 SH       DEFINED                  4245
Wells Fargo Bank               COM              949746101      349     8816 SH       DEFINED                  8816
Wrigley Wm Jr Co.              COM              982526105      255     3704 SH       DEFINED                  3704
Xerox Corp                     COM              984121103      487    11616 SH       DEFINED                 11616